Long-Term Debt (Based on Stated Maturity Dates Rather than Early Redemption Dates that Could be Elected by Instrument Holders) (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Repayment of Debt				$ 5,682.0	$ 1,572.0	$ 1,610.0
Term Loans
Debt Instrument [Line Items]
Estimated mandatory prepayments due within one year				$ 20.0
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of Debt		$ 250.0
Repayment of outstanding credit facility balance	$ 73.0		$ 73.0
Variable Rate Term Loan | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of Debt	$ 300.0